SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries.  All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, fair value of ordinary shares, share-based compensation, income taxes, impairment of goodwill and indefinite-lived intangible assets, fair value of the warrants and purchase price allocation in business combination.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•                                          Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•                                          Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•                                          Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Investments

(1)                                 Short-term investments

The Group’s short-term investments comprise marketable securities which are classified as available-for-sale or held-to-maturity investments.  The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders’ equity.  Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity.  All of the Company’s held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment.  OTTI below cost is recognized as a loss in the income statement.

In April 2009, the FASB issued guidance amending existing GAAP relating to OTTI for debt securities to improve presentation and disclosure of OTTI on debt securities in the financial statements.  The new guidance requires that an entity separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors.  The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows.  The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery.  The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

The Group early adopted the new guidance on January 1, 2009.  The adoption of the new guidance did not result in a cumulative-effective adjustment as of January 1, 2009.

(2)                                 Long-term investments

Equity method investments

Investment in an entity where the Group can exercise significant influence, but not control, is accounted for using the equity method.  Under the equity method, the investment is initially recorded at cost and adjusted for the Group’s share of undistributed earnings or losses of the investee.  Investment losses are recognized until the investment is fully written down as the Group does not guarantee the investee’s obligations nor is it committed to provide additional funding.

When the Group’s carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group’s consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding.  When the affiliated company subsequently reports income, the Group will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value.  Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs.  An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings.  The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The fair value of the investment would then become the new cost basis of the investment.

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business.  An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.

Equipment, net

Equipment, net is carried at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term
or useful life of the assets

Intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the purchase method of accounting are estimated by management based on the fair value of assets acquired.  Identifiable intangible assets are carried at cost less accumulated amortization.  Amortization of finite-lived intangible assets is computed using the straight-line method or accelerated method over the following estimated average useful lives, which are as follows:

Domain names, trademarks and online licenses	Indefinite lives
Operating platform and technology	3-8 years
Non-compete agreements	4 years
Game license	0.5-5 years
Login user	0.5-1 year
Technology, user generated content and relationship with broadcastors	6 years
Customer relationship	4 years
Registered user list	3 years
Video content copyright and Webgame cooperation agreement	2 years

Intangible assets with indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite.  An intangible asset that is not subject to amortization is tested for impairment at least annually if events or changes in circumstances indicate that the asset might be impaired.  Such impairment test consists of the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values.  The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies.  Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization.  Depreciation and amortization is computed principally by the straight-line method and accelerated method.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable.  The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it.  Impairment exists when the sum of the expected undiscounted future cash flows is less than the carrying value of the asset being evaluated.  Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.  Fair value is estimated based on various valuation techniques, including the discounted value of estimated future undiscounted cash flows.  The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated.  These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group performs a two-step goodwill impairment test.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Business combination

Business combinations are recorded using the purchase method of accounting.  On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations.

From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Previously, any noncontrolling interest was reflected at historical cost.  Acquisition costs are expensed when incurred, while previously acquisition costs were considered as part of the acquisition consideration.

Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.  For periods prior to January 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Treasury stocks

Treasury stock represents shares of the company’s stock that have been issued, repurchased by the company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends. Treasury stock is recorded at cost.

Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Advertising revenues

The Group provides advertisement placement services in its SNS platforms and online games.  The Group primarily enters into pay-for-time contracts, under which the Group bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages.  The Group also enters into pay-for-volume arrangements, under which it bills its customers on the traffic volume basis, e.g. pay-per-click or pay-per-impression.

For pay-for-time contracts, revenue is recognized ratably over the period the advertising is displayed.

For pay-for-volume contracts, revenue is recognized based on traffic volume tracked and the pre-agreed unit price.

Contractual billings in excess of recognized revenue and payments received in advance of revenue recognition are recorded as deferred revenues.

The Group principally enters into advertising placement contracts with advertisers’ advertising agents and the Group offers volume rebates to certain advertisers’ advertising agents.  The Group recognizes estimated rebates as the reduction of revenues based on a systematic and rational allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that results in progress by the customer toward earning the rebate or refund.  Estimation of the total rebate is based on the estimates of the sales volume to be reached based on the historic experience of the Group.  If amounts of future rebates cannot be reasonably estimated, a liability will be recognized for the maximum potential amount of the rebates.

Internet Value Added Service (“IVAS”) revenue

Online game revenues

The Group generates revenue from the provision of online game, primarily web-based online game, services.  The online games can be accessed and played by end users free of charge but the end users may choose to purchase in-game merchandise or premium features to enhance their game playing experience using the virtual currency.  The end users can purchase the virtual currency by making direct online payments or purchasing prepaid cards (“PP-Cards”).  The amounts received from direct online payments were recorded initially as deferred revenues.  The Group sells PP-Cards through distributors at a discount to the face value of the PP-Card.  As the Group does not have control over and generally does not know the ultimate selling price of the PP-Cards sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as deferred revenues.

The end users are required to use the access codes and passwords, either obtained from the PP-card or through direct online payment, to exchange the face value of these cards or through of direct online payment to virtual currency and deposit into their personal accounts.  End users consume the virtual currency by purchasing in-game merchandise or premium features online.  The Group recognizes the revenues as the in-game merchandise or premium features are first used by the end users.  The Group calculates the amount of revenues recognized for each unit of virtual currency consumed using moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currency.

Any deferred revenue remaining at the time the term of the inactive PP-cards is expired, which is normally 2 years from the purchase, is recognized as revenues at that time.  The amount associated with the unused virtual currency, which are without contractual expiration term, are carried as deferred revenues indefinitely as the Group was not able to reasonably estimate the amount of virtual currency which will be ultimately given up by the users due to the short operating history of the Group.

The Group also entered into revenue sharing agreements with certain third-party game developers. Under these agreements, the Group provides links of the online games on the Group’s website while the third-party developers operate, including providing game software, hardware, technical support and customer services, the games. All of the web games are developed by third-party game developers and can be accessed and played by game players on the Group’s platforms without downloading separate software. The Group views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group primarily collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Revenue from the sale of in-game currency is primarily recorded net of remittances to game developers and deferred until the estimated consumption date, (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time after purchase of the in-game currency. Purchases of in-game currency are not refundable after they have been sold unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game is insignificant. To date, the Group has never been required to pay cash refunds to game players or game developers as a result of the discontinuation of a game, or for any other reason.

Renren open platform program

The Group’s open social networking platforms also allow its users to access for-purchase applications developed by third parties on its platform.  The Group is normally entitled to a 52% share of the revenues made by the third-party application developers pursuant to the revenues sharing agreements entered with the third-party providers.  The Group recognizes this revenue on a net basis when cash is received from the end customer before the balance is remitted to the third party provider.

Social commerce services

In June 2010, the Group began to engage in social commerce services through nuomi.com.  Third-party merchants agree to provide Nuomi users discounted prices when pre-agreed amount of Nuomi users sign up for a deal consisting of particular products, services or events provided by the merchants.  The Group recognizes revenue for the difference of the amounts it collects from Nuomi users and the amount the Group pays to the third-party merchants. The revenues are recognized when all following criteria are met: (i) the number of participating users reaches the minimum requirement of the merchants; (ii) the participating users have made their payments to the Group; (iii) the Group have released the electronic coupons for the agreed discounted prices to the participating users; and (iv) The electronic coupons have been consumed by the participating users. The payments received for unused coupons are initially recognized as other accounts payables and are recognized as revenues when the above criteria have been met.

The third party merchants are responsible and liable for the quality of the products or services provided.  The Group holds the right to claim reimbursements from the third party merchants or deduct from the amounts payable to them.

Business taxes

The Company’s PRC subsidiaries and VIEs are subject to business taxes at the rate of 3.3% for WVAS revenue, 5.5% for games revenue and 8.5% for advertising revenue.  The Group reports revenue net of business taxes.  Business taxes deducted in arriving net revenue during 2009, 2010 and 2011 were $4,798 ,$7,251 and $9,468, respectively.

Platform development costs

The costs to develop the SNS platform, including the costs to develop the websites, new services and features, are recognized in the consolidated statement of operations as incurred.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the year ended December 31, 2009, 2010 and 2011, respectively.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, accounts receivables, accounts payable, short-term investments, long-term investments, amount due from related parties, amounts due to related parties and warrants.

The available-for-sale short-term investments are carried at fair value.

The carrying values of remaining financial instruments except for long term investments approximate their fair values, principally because of the short-term maturity of these instruments. Fair value of other long-term investments including cost and equity method investments is not disclosed because the fair value of those investments cannot be practicably made without incurring excessive costs.

Research and development expenses

Research and development expenses are incurred in the development of Renren and gaming platform.  The Group has expensed all research and development costs when incurred.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).  The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Taiwan and Korea are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), New Taiwan dollar (“TWD”) and Korea Won (“KRW”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the statement of operations.

The Group’s entities with functional currency of RMB and Yen, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income (loss)

Comprehensive income (loss) includes net income or loss, unrealized gain on short-term investment and foreign currency translation adjustments and is reported in the consolidated statements of shareholders’ equity (deficit).

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Noncontrolling interest

Effective January 1, 2009, the Group adopted an authoritative pronouncement issued by the FASB regarding noncontrolling interests in consolidated financial statements. The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements. The presentation regarding noncontrolling interest was retroactively applied for all the presented periods.

Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary share, preference to the extent that each class may share income for the period; whereas the undistributed net loss is allocated to ordinary shares only because preferred shares are not contractually obligated to share the loss.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares.  The Group had convertible preferred shares, convertible redeemable preferred shares, stock options and warrants, which could potentially dilute basic earnings per share in the future.  To calculate the number of shares for diluted income per share, the effect of the convertible preferred shares and convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the warrants and stock options is computed using the treasury stock method.

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is potentially redeemable by the Group are classified as a financial instrument in the balance sheet.  The financial instrument will be a liability or an asset since, in the case of certain warrants issued by the Group, the Group can pursuant to the terms of the warrant require the holder to exercise the warrant.  They are initially measured at fair value at the date of issuance and subsequently re-measured at fair valued at the reporting date with changes in fair value recognized in earnings.

Recently issued accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

(1)                                 Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

(2)                                 Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

(3)                                 Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

(4)                                 Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

(5)                                 Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(a)                                 For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(b)                                 The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement  permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement will have a significant effect on our consolidated financial position or results of operations.